Income Taxes	12 Months Ended
Jul. 31, 2021
Income Taxes
Income Taxes

9. Income Taxes

The provision for taxes differs from the amount obtained by applying the combined Canadian Federal and Provincial statutory income tax rate of 27% (2020 - 27%) to the effective tax rate is as follows:

	Year ended
	July 31, 2021	July 31, 2020	July 31, 2019
Net loss before recovery of income taxes	$(428,334)	$(4,024,536)	$(4,712,789)

Expected income tax (recovery) expense	(115,650)	(1,086,642)	(1,272,452)
Differences in foreign tax rates	30,180	(31,225)	(42,930)
Tax rate changes and other adjustments	-	-	5,893
Share-based compensation and non-deductible expenses	497,158	1,058	13,823
Change in fair value warrant liability	(2,486,560)	-	-
Foreign exchange loss	588,574	-	-
Share issuance cost booked directly to equity	(1,360,584)	-	(25,833)
Change in deferred tax assets not recognized	2,846,882	1,116,809	1,321,499

Income tax (recovery) expense	$-	$-	$-

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

9. Income Taxes (continued)

Deferred Tax

The following table summarizes the components of deferred tax:

	July 31, 2021	July 31, 2020

Deferred Tax Assets
Warrant liability	$7,752	$-
Operating tax losses carried forward- USA	51,580	54,782
	59,332	54,782
Deferred tax liabilities
Intellectual property	(51,580)	-
Convertible debentures	(7,752)	(54,782)
	(59,332)	(54,782)
Net deffered tax liability	$-	$-

Unrecognized Deferred Tax Assets

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences because it is not probable that the future taxable profit will be available against which the Company can utilize the benefits:

The following table summarizes the components of the unrecognized deductible temporary differences:

Deferred Tax Assets
Non-capital losses carried forward - USA	$13,727,000	$11,218,338
Non-capital losses carried forward - Canada	6,791,150	4,107,853
Warrant liability	149,290	-
Short term loans	1,566	7,460
Share issuance costs	5,496,290	287,615
Marketable securities	87,096	87,095
Property, plant and equipment - Canada	2,708	2,711
	$26,255,100	$15,711,072

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

9. Income Taxes (continued)

The Canadian and U.S. Losses expire as noted in the table below. Share issuance and financing costs will be fully amortized in 2025. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

The Company has Canadian non-capital income tax losses which expire as noted in the below table.

2035	$599,000
2036	365,270
2037	447,450
2038	981,420
2039	797,990
2040	916,720
2041	2,863,290
$6,971,140

The Company has U.S. tax loss carry forwards which expire as noted in the below table.

2033	$262,170
2034	1,379,290
2035	1,683,870
2036	1,096,020
Indefinite	9,305,670
$13,727,020

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)